Segment Information - Segment Assets, Liabilities and Investments Accounted for by the Equity Method (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Property, plant and equipment	€ 33,295	€ 34,225	€ 36,393
Investments accounted for by the equity method	68	77
Financial assets and other non-current assets	7,109	8,167
Deferred tax assets	7,631	7,820	8,229
Other current financial assets	2,209	2,154
Total allocated assets	114,047	115,066
Non-current financial liabilities	45,334	46,332
Deferred tax liabilities	2,674	2,145	€ 2,395
Current financial liabilities	9,368	9,414
Operating segments | Telefónica Spain
Disclosure of operating segments [line items]
Property, plant and equipment	15,347	15,288
Investments accounted for by the equity method	2	2
Financial assets and other non-current assets	163	154
Deferred tax assets	2,084	2,151
Other current financial assets	31	30
Total allocated assets	23,622	22,722
Non-current financial liabilities	649	1,929
Deferred tax liabilities	189	204
Current financial liabilities	1,683	819
Total allocated liabilities	14,328	13,391
Operating segments | Telefónica United Kingdom
Disclosure of operating segments [line items]
Property, plant and equipment	9,646	9,198
Investments accounted for by the equity method	8	7
Financial assets and other non-current assets	304	309
Deferred tax assets	2	41
Other current financial assets	79	59
Total allocated assets	12,609	11,610
Non-current financial liabilities	1,077	0
Deferred tax liabilities	102	108
Current financial liabilities	0	801
Total allocated liabilities	4,633	4,063
Operating segments | Telefónica Germany
Disclosure of operating segments [line items]
Property, plant and equipment	13,520	14,611
Investments accounted for by the equity method	0	0
Financial assets and other non-current assets	377	292
Deferred tax assets	204	162
Other current financial assets	9	17
Total allocated assets	16,837	17,225
Non-current financial liabilities	2,004	1,268
Deferred tax liabilities	236	87
Current financial liabilities	145	637
Total allocated liabilities	6,287	5,889
Operating segments | Telefónica Brazil
Disclosure of operating segments [line items]
Property, plant and equipment	21,230	23,845
Investments accounted for by the equity method	2	2
Financial assets and other non-current assets	1,718	1,944
Deferred tax assets	335	235
Other current financial assets	88	106
Total allocated assets	27,402	30,229
Non-current financial liabilities	1,058	1,371
Deferred tax liabilities	693	296
Current financial liabilities	334	766
Total allocated liabilities	7,204	8,130
Operating segments | Telefónica Hispam Norte
Disclosure of operating segments [line items]
Property, plant and equipment	4,971	6,075
Investments accounted for by the equity method	1	1
Financial assets and other non-current assets	363	313
Deferred tax assets	1,063	1,339
Other current financial assets	68	39
Total allocated assets	8,672	9,194
Non-current financial liabilities	1,101	1,210
Deferred tax liabilities	134	158
Current financial liabilities	1,083	1,061
Total allocated liabilities	5,096	5,118
Operating segments | Telefónica Hispam Sur
Disclosure of operating segments [line items]
Property, plant and equipment	9,041	7,840
Investments accounted for by the equity method	0	0
Financial assets and other non-current assets	469	387
Deferred tax assets	165	273
Other current financial assets	145	185
Total allocated assets	12,043	11,009
Non-current financial liabilities	1,618	1,712
Deferred tax liabilities	397	152
Current financial liabilities	339	260
Total allocated liabilities	5,396	5,611
Other companies and eliminations
Disclosure of operating segments [line items]
Property, plant and equipment	2,144	2,214
Investments accounted for by the equity method	55	65
Financial assets and other non-current assets	3,715	4,768
Deferred tax assets	3,778	3,619
Other current financial assets	1,789	1,718
Total allocated assets	12,862	13,077
Non-current financial liabilities	37,827	38,842
Deferred tax liabilities	923	1,140
Current financial liabilities	5,784	5,070
Total allocated liabilities	44,123	46,246
Telefonica, S.A.
Disclosure of operating segments [line items]
Property, plant and equipment	75,899	79,071
Investments accounted for by the equity method	68	77
Financial assets and other non-current assets	7,109	8,167
Deferred tax assets	7,631	7,820
Other current financial assets	2,209	2,154
Total allocated assets	114,047	115,066
Non-current financial liabilities	45,334	46,332
Deferred tax liabilities	2,674	2,145
Current financial liabilities	9,368	9,414
Total allocated liabilities	€ 87,067	€ 88,448